Stockholders' Deficit (Details) - USD ($)				1 Months Ended				6 Months Ended	12 Months Ended
	Apr. 07, 2018	Jan. 21, 2018	Dec. 08, 2016	Feb. 28, 2018	Nov. 20, 2017	Nov. 19, 2017	Dec. 31, 2016	Jun. 30, 2018	Dec. 31, 2017	Apr. 30, 2018
Stockholders' Deficit (Textual)
Common stock, shares authorized							100,000,000	100,000,000	100,000,000
Preferred stock, shares authorized							20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares issued							20,000,000	6,000,000	6,500,000
Common stock, shares outstanding							20,000,000	6,000,000	6,500,000
Purchase agreement, description								The amended agreement revised the purchase price to from $0 to $600. The $600 was received in June 2018.
Change of control, description	CEO Zilin Wang transferred all of his 6,000,000 shares of Common Stock of the Company to Chunxia Jiang in a private transaction. The shares represented 100% of the issued and outstanding shares of the Company and thereby constituted a change of control of the Company. Simultaneously, Zilin Wang resigned all of his positions with the Company which were immediately assumed by Chunxia Jiang.
Zilin Wang [Member]
Stockholders' Deficit (Textual)
Common stock, shares outstanding					6,500,000
Outstanding shares, percentage					92.30%
Issuance of common stock					6,000,000
Discount amount					$ 600
3 Unrelated Parties [Member]
Stockholders' Deficit (Textual)
Sale of common stock shares				30,000
Sale of common stock value				$ 3,000
Common stock per share				$ 0.1
31 Unrelated Parties and 2 Related Parties [Member]
Stockholders' Deficit (Textual)
Sale of common stock shares				631,667
Sale of common stock value				$ 189,500
Common stock per share				$ 0.3
2 Unrelated Parties [Member]
Stockholders' Deficit (Textual)
Sale of common stock shares				40,000
Sale of common stock value				$ 16,000
Common stock per share				$ 0.4
1 Unrelated Party [Member]
Stockholders' Deficit (Textual)
Sale of common stock shares				10,000
Sale of common stock value				$ 5,000
Common stock per share				$ 0.5
2 Unrelated Parties [Member]
Stockholders' Deficit (Textual)
Sale of common stock shares				20,000
Sale of common stock value				$ 12,000
Common stock per share				$ 0.6
Common Stock [Member]
Stockholders' Deficit (Textual)
Common stock, shares outstanding						20,000,000
Founders common stock issued for services			20,000,000				20,000,000
Common stock shares cancelled						19,500,000			(19,500,000)
Issuance of common stock									6,000,000
Two Shareholders [Member]
Stockholders' Deficit (Textual)
Issuance of common stock		500,000
Shares repurchased and canceled		500,000
Common stock per share		$ 50						$ 25		$ 25